RELATED PARTY TRANSACTIONS, Founder Shares (Q1) (Details) - USD ($)			3 Months Ended	12 Months Ended
	Nov. 23, 2020	Jul. 31, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class A Ordinary Stock [Member]
Founder Shares [Abstract]
Ordinary shares, shares outstanding (in shares)			0	0
Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Ordinary shares, shares outstanding (in shares)			6,900,000	6,900,000	6,900,000
Founder Shares [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Stock dividend issued (in shares)	1,150,000
Founder Shares [Member] | Sponsor [Member] | Class A Ordinary Stock [Member]
Founder Shares [Abstract]
Number of trading days			20 days	20 days
Trading day threshold period			30 days	30 days
Founder Shares [Member] | Sponsor [Member] | Class A Ordinary Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share)			$ 12.00	$ 12.00
Threshold period after initial Business Combination			150 days	150 days
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Proceeds from issuance of Class B common stock to Sponsor		$ 25,000
Shares issued (in shares)		5,750,000
Ownership interest, as converted percentage	20.00%
Number of shares no longer subject to forfeiture (in shares)	900,000
Period the Founder cannot sell shares after completion of a Business Combination.			1 year	1 year
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)	900,000
Founder Shares [Member] | Director One [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Shares issued (in shares)	20,000
Founder Shares [Member] | Director Two [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Shares issued (in shares)	20,000
Founder Shares [Member] | Director Three [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Shares issued (in shares)	20,000